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May 2, 2002

VIA EDGAR

The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549-0506

Subject:  GE Capital Life Separate Account II
          GE Capital Life Assurance Company of New York
          SEC File No. 333-39955
          CIK No. 0001044035

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Separate Account II (the "Separate Account") and GE Capital Life Assurance Company (the "Company"), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 6 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective May 1, 2002.

Please contact the undersigned at 804-281-6910 should you have any questions regarding this filing.

Sincerely,

/s/ Heather Harker
Heather Harker, Esq.
Vice President, Associate General Counsel
 and Assistant Secretary